IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of commitments [line items]
Credit related commitments	$ 360,055	$ 337,092
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	283,095
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	49,096
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	14,804
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	11,706
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	194
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,160
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	45,739	39,474
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,182
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	40,200
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,782
Less than 1 month [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	369
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	46
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,160
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	18,601	24,451
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	11,857
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	3,919
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,606
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	136
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	83
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	11,761	11,188
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,578
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	4,977
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,500
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	672
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	34
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	19,116	8,798
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,001
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,030
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,071
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	14
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	7,947	6,427
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,125
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,578
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	241
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	24,934	20,638
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	24,173
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	575
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	181
1 - 2 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	46,636	51,245
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	45,924
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	667
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	36
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	9
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	3,391	1,714
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	3,325
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	66
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	181,930	$ 173,157
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 181,930